FINANCE INCOME AND FINANCE EXPENSES - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Finance income	$ 3,491	$ 394	$ 4,319	$ 552
Finance expenses	(1,056)	(524)	(1,307)	(761)
Net finance income (expenses)	$ 2,435	$ (130)	$ 3,012	$ (209)